Unaudited Quarterly Financial Data (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								6 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Unaudited Quarterly Financial Data
Revenue	$ 49,157	$ 42,260	$ 40,625	$ 37,574	$ 34,728	$ 31,156	$ 28,912	$ 25,475	$ 107,926	$ 78,199	$ 169,616	$ 120,271	$ 82,973
Operating expenses:
Cost of revenue	18,794	16,057	15,436	14,389	12,975	11,373	10,977	10,179	41,589	29,825	64,676	45,504	32,353
Sales & marketing	12,022	9,752	11,093	12,240	9,600	8,493	6,875	6,961	25,292	23,333	45,107	31,929	17,820
Product development	5,675	3,795	3,441	3,419	2,711	2,811	2,368	1,887	9,615	6,860	16,330	9,777	4,591
General and administrative	9,709	3,765	4,445	3,732	3,335	2,539	2,285	2,012	10,514	8,177	21,651	10,171	8,414
Total operating expenses	46,200	33,369	34,415	33,780	28,621	25,216	22,505	21,039	87,010	68,195	147,764	97,381	63,178
Income from operations	2,957	8,891	6,210	3,794	6,107	5,940	6,407	4,436	20,916	10,004	21,852	22,890	19,795
Other income (expense), net	(49)	(3)	2	3	2	1	1	6	8	5	(47)	10	19
Income before income taxes	2,908	8,888	6,212	3,797	6,109	5,941	6,408	4,442	20,924	10,009	21,805	22,900	19,814
Provision (benefit) for income tax	(26,111)	146	141	86	321	253	273	189	8,496	227	(25,738)	1,036	876
Net income	29,019	8,742	6,071	3,711	5,788	5,688	6,135	4,253	12,428	9,782	47,543	21,864	18,938
Less:
Preferred interest distributed	2,950	2,263	1,688	2,100	956	1,312	3,000	1,875		3,788	9,000	7,144	6,475
Preferred interest accretion						565	1,730	1,763				4,058	7,068
Undistributed (loss) earnings to participating stockholders/members	(2,668)	(77)	(170)	(1,172)	491	(31)	(1,899)	(1,253)	41	(1,342)	(4,086)	(2,692)	(3,659)
Net income available to common stockholders/members	28,737	6,556	4,553	2,783	4,341	3,842	3,304	1,868	12,387	7,336	42,629	13,354	9,054
Net income (loss) per basic share available to common stockholders/members:
Distributed (in dollars per share)	$ 0.27	$ 0.33	$ 0.24	$ 0.30	$ 0.14	$ 0.19	$ 0.43	$ 0.27		$ 0.54	$ 1.14	$ 1.03	$ 0.94
Undistributed (in dollars per share)	$ 0.61	$ (0.02)	$ (0.02)	$ (0.17)	$ 0.07	$ (0.01)	$ (0.27)	$ (0.18)	$ 0.37	$ (0.19)	$ 0.65	$ (0.39)	$ (0.50)
Basic (in dollars per share)	$ 0.88	$ 0.31	$ 0.22	$ 0.13	$ 0.21	$ 0.18	$ 0.16	$ 0.09	$ 0.37	$ 0.35	$ 1.79	$ 0.64	$ 0.44
Net income (loss) per diluted share available to common stockholders/members:
Distributed (in dollars per share)	$ 0.27	$ 0.33	$ 0.24	$ 0.30	$ 0.14	$ 0.19	$ 0.43	$ 0.27		$ 0.54	$ 1.13	$ 1.03	$ 0.94
Undistributed (in dollars per share)	$ 0.61	$ (0.02)	$ (0.02)	$ (0.17)	$ 0.07	$ (0.01)	$ (0.27)	$ (0.18)	$ 0.37	$ (0.19)	$ 0.66	$ (0.39)	$ (0.50)
Diluted (in dollars per share)	$ 0.88	$ 0.31	$ 0.22	$ 0.13	$ 0.21	$ 0.18	$ 0.16	$ 0.09	$ 0.37	$ 0.35	$ 1.79	$ 0.64	$ 0.44
Weighted average shares outstanding:
Basic (in shares)	32,497,727,000	20,849,242,000	20,849,242,000	20,849,242,000	20,849,242,000	20,849,242,000	20,849,242,000	20,849,242,000	33,435,439	20,849,242	23,785,299,000	20,849,242,000	20,770,041,000
Diluted (in shares)	32,681,570,000	20,849,242,000	20,849,242,000	20,849,242,000	20,849,242,000	20,849,242,000	20,849,242,000	20,849,242,000	33,903,898	20,849,242	23,833,223,000	20,849,242,000	20,770,041,000
Incremental charge to general and administrative expense	$ 900